UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semper Augustus Investments Group LLC
Address: 1745 Shea Center Drive
         Suite 400
         Highlands Ranch, CO  80129

13F File Number:  28-12692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad S. Christensen
Title:     Vice President/Partner
Phone:     (303) 893-1214

Signature, Place, and Date of Signing:

     /s/ Chad S. Christensen     Highlands Ranch, CO/USA     February 5, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $121,522 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      615    11400 SH       SOLE                    11400        0        0
AVX CORP NEW                   COM              002444107     1652   130426 SH       SOLE                   130426        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     8531       86 SH       SOLE                       86        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    16029     4878 SH       SOLE                     4878        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      943    37349 SH       SOLE                    37349        0        0
BROWN & BROWN INC              COM              115236101     2219   123505 SH       SOLE                   123505        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     2102    21305 SH       SOLE                    21305        0        0
CHUBB CORP                     COM              171232101      780    15864 SH       SOLE                    15864        0        0
CNA FINL CORP                  COM              126117100      928    38680 SH       SOLE                    38680        0        0
COCA COLA CO                   COM              191216100     2041    35800 SH       SOLE                    35800        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     1319    37500 SH  PUT  SOLE                    37500        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     7698   218446 SH       SOLE                   218446        0        0
COSTCO WHSL CORP NEW           COM              22160K105     1241    20977 SH       SOLE                    20977        0        0
DIEBOLD INC                    COM              253651103     2868   100795 SH       SOLE                   100795        0        0
EATON CORP                     COM              278058102     3525    55400 SH       SOLE                    55400        0        0
EMERSON ELEC CO                COM              291011104     1125    26400 SH       SOLE                    26400        0        0
EXXON MOBIL CORP               COM              30231G102    11240   164832 SH       SOLE                   164832        0        0
GANNETT INC                    COM              364730101      331    22286 SH       SOLE                    22286        0        0
GENERAL ELECTRIC CO            COM              369604103     6131   405207 SH       SOLE                   405207        0        0
INTEL CORP                     COM              458140100     2942   144225 SH       SOLE                   144225        0        0
JOHNSON & JOHNSON              COM              478160104      985    15300 SH       SOLE                    15300        0        0
MEAD JOHNSON NUTRITION CO      COM CL A         582839106      255     5825 SH       SOLE                     5825        0        0
MERCK & CO INC NEW             COM              58933y105     4994   136668 SH       SOLE                   136668        0        0
MERCURY GENL CORP NEW          COM              589400100    15444   393371 SH       SOLE                   393371        0        0
MICROSOFT CORP                 COM              594918104     5930   194560 SH       SOLE                   194560        0        0
MOTOROLA INC                   COM              620076109      140    18000 SH       SOLE                    18000        0        0
NEWMONT MINING CORP            COM              651639106     3993    84405 SH       SOLE                    84405        0        0
PEPSICO INC                    COM              713448108      219     3600 SH       SOLE                     3600        0        0
PFIZER INC                     COM              717081103      704    38677 SH       SOLE                    38677        0        0
PHILIP MORRIS INTL INC         COM              718172109      313     6505 SH       SOLE                     6505        0        0
PROCTER & GAMBLE CO            COM              742718109      467     7699 SH       SOLE                     7699        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      780    12968 SH       SOLE                    12968        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105     2467    62825 SH       SOLE                    62825        0        0
TELLABS INC                    COM              879664100     1452   255605 SH       SOLE                   255605        0        0
TRAVELERS COMPANIES INC        COM              89417E109     1197    24000 SH       SOLE                    24000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102      970    36006 SH       SOLE                    36006        0        0
VICAL INC                      COM              925602104     1277   388010 SH       SOLE                   388010        0        0
WAL MART STORES INC            COM              931142103      802    15000 SH       SOLE                    15000        0        0
WASHINGTON FED INC             COM              938824109     3650   188641 SH       SOLE                   188641        0        0
WHITE MTNS INS GROUP LTD       COM              G9618E107     1223     3675 SH       SOLE                     3675        0        0